Research and Development Expenses	12 Months Ended
Dec. 31, 2018
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
Note 10 – Research and Development Expenses

	Year ended December 31,
	2018	2017	2016
	(in thousands)
Chemistry and formulation studies	$968	$820	$1,802
Salaries	1,617	1,090	1,004
Stock-based compensation	582	585	757
Research and preclinical studies	963	684	924
Clinical studies	3,575	5,871	9,263
Regulatory and other expenses	608	600	521
	$8,313	$9,650	$14,271